Annual Total Returns- Vanguard Health Care Index Fund (ETF) [BarChart] - ETF - Vanguard Health Care Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.57%	19.10%	42.67%	25.38%	7.22%	(3.33%)	23.34%	5.55%	21.97%	18.21%